CAPITAL STOCK - Disclosure of detailed information about share based compensation for options vested (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 1,721	$ 1,461
Exploration and evaluation expenditures	10,476	48,170
Portion Of Options Granted In 2019 Vested [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	209	1,207
Exploration and evaluation expenditures	81	1,224
Mineral property, plant, and equipment	316	0
Total, share-based compensation expense	606	2,431
Vested Portion Of Options Granted During 2020 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	226	78
Exploration and evaluation expenditures	55	36
Mineral property, plant, and equipment	174	0
Total, share-based compensation expense	455	114
Vested Portion Of Options Granted During 2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	414	0
Exploration and evaluation expenditures	154	0
Mineral property, plant, and equipment	902	0
Total, share-based compensation expense	1,470	0
Vested Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	849	1,285
Exploration and evaluation expenditures	290	1,260
Mineral property, plant, and equipment	1,392	0
Total, share-based compensation expense	2,531	2,545
Stock Options [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	849	1,285
Deferred Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	869	176
Restricted Share Units [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	3	$ 0
Exploration and evaluation expenditures	2
Mineral property, plant, and equipment	6
Total, share-based compensation expense	$ 11